UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenleaf Trust
Address: 100 West Michigan Avenue, Suite 100
         Kalamazoo, Michigan  49007

13F File Number:  28-10142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Johnston
Title:     President
Phone:     269-388-9800

Signature, Place, and Date of Signing:

     William D. Johnston     Kalamazoo, MI     November 8, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total:     $340,134 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc			COM	001055102	5686	125509	sh		shared	0	101559	0	23950
ATI Technologies Inc		COM	001941103	1991	142820	sh		shared	0	121745	0	21075
Amerco				COM	023586100	233	4000	sh		shared	0	4000	0	0
Amgen Inc			COM	031162100	710	8916	sh		shared	0	6901	0	2015
Amphenol Corp NEW		CL A	032095101	6995	173407	sh		shared	0	144497	0	28910
BP PLC			Sponsored ADR	055622104	515	34175	sh		sole	0	4740	0	29435
Bank of America			COM	060505104	6505	154516	sh		shared	0	130691	0	23825
Becton Dickinson & Co		COM	075887109	236	4500	sh		shared	0	3200	0	1300
Bed Bath Beyond Inc		COM	075896100	4793	119285	sh		shared	0	99690	0	19595
Best Buy Inc			COM	086516101	4382	100658	sh		shared	0	84024	0	16634
Bright Hor Fam Solution		COM	109195107	2243	58421	sh		shared	0	48221	0	10200
CDW Corporation			COM	12512N105	4709	79920	sh		shared	0	65320	0	14600
Carrington Labs Inc		COM	144525102	93	22000	sh		sole	0	22000	0	0
Cheesecake Factory Inc		COM	163072101	4766	152560	sh		shared	0	128242	0	24318
Chemical Fincl Corp		COM	163731102	204	6281	sh		shared	0	5744	0	537
Chico's Fas			COM	168615102	4641	126105	sh		shared	0	105930	0	20175
Cisco Sys Inc			COM	17275R102	426	23792	sh		sole	0	18870	0	4922
Citigroup Inc			COM	172967101	7098	155923	sh		shared	0	126556	0	29367
Dell Inc			COM	24702R101	5885	172088	sh		shared	0	144893	0	27195
Dionex Corp			COM	254546104	2058	37935	sh		shared	0	31760	0	6175
Dupont E I DE Nemours & Co	COM	263534109	433	11050	sh		sole	0	11050	0	0
Electronic Arts Inc		COM	285512109	4332	76139	sh		shared	0	60919	0	15220
Enerplus Res Fd		Unit TR G NEW	29274D604	9452	200250	sh		shared	0	167900	0	32350
Exxon Mobil Corp		COM	30231G102	1120	17631	sh		shared	0	17031	0	600
Factset Resh Sys Inc		COM	303075105	2775	78749	sh		shared	0	63911	0	14838
Fastenal Co			COM	311900104	6798	111277	sh		shared	0	91250	0	20027
Fifth Third Bancorp		COM	316773100	1220	33184	sh		shared	0	24790	0	8394
First National Lincoln Corp	COM	335716106	271	14100	sh		sole	0	0	0	14100
Flaherty & Crmn/Clymr Pfd Se	COM SHS	338478100	737	34377	sh		sole	0	32282	0	2095
Flaherty & Crumrine Pfd Inc	COM	33848E106	751	57975	sh		shared	0	47275	0	10700
Florida Rock Industries Inc	COM	341140101	2992	46690	sh		shared	0	39045	0	7645
Fortune Brands Inc		COM	349631101	4243	52170	sh		shared	0	42885	0	9285
Genentech Inc			COM NEW	368710406	2410	28620	sh		shared	0	24035	0	4585
General Electric Co		COM	369604103	951	28245	sh		shared	0	20946	0	7299
Gentex Corp			COM	371901109	177	10200	sh		shared	0	800	0	9400
Harley Davidson Inc		COM	412822108	4379	90395	sh		shared	0	76095	0	14300
Health Management Assoc Inc.	CL A	421933102	242	10295	sh		shared	0	1335	0	8960
Intel Corp			COM	458140100	306	12419	sh		shared	0	7469	0	4950
ISHARES TR		MSCI EMERG MKT	464287234	7521	88604	sh		shared	0	77094	0	11510
ISHARES TR		S&P500/BAR GRW	464287309	2114	36082	sh		sole	0	33731	0	2351
ISHARES TR		S&P500/BAR VAL	464287408	4158	64844	sh		sole	0	60087	0	4757
ISHARES TR		S&P Midcp Grow	464287606	2672	36969	sh		sole	0	35039	0	1930
ISHARES TR		S&P SMLCP VALU	464287879	2384	37316	sh		sole	0	35453	0	1863
ISHARES TR		S&P SMLCP GROW	464287887	2368	20381	sh		sole	0	18645	0	1736
JPMorgan & Chase & CO		COM	46625H100	520	15332	sh		shared	0	7001	0	8331
Jacobs Engineering Group Inc	COM	469814107	3067	45500	sh		shared	0	37255	0	8245
Johnson & Johnson		COM	478160104	602	9515	sh		shared	0	8478	0	1037
Kellogg Co			COM	487836108	630	13657	sh		shared	0	13657	0	0
Kronos Inc			COM	501052104	4243	95050	sh		shared	0	77490	0	17560
L-3 Communications Hldg Corp	COM	502424104	5664	71635	sh		shared	0	57945	0	13690
La Jolla Pharmaceutical Co	COM	503459109	13	17350	sh		sole	0	17350	0	0
Labor Ready Inc			COM NEW	505401208	2727	106325	sh		shared	0	89990	0	16335
Landstar Systems Inc		COM	515098101	2919	72930	sh		shared	0	62455	0	10475
McGraw Hill Cos Inc		COM	580645109	3318	69075	sh		shared	0	56350	0	12725
Medtronic Inc			COM	585055106	251	4677	sh		shared	0	4677	0	0
Microsoft Corp			COM	594918104	220	8534	sh		shared	0	7200	0	1334
MIDCAP SPDR TR		UNIT SER 1	595635103	3802	29039	sh		sole	0	26429	0	2610
Mine Safety Appliances Co	COM	602720104	4350	112415	sh		shared	0	95735	0	16680
Monsanto Co New			COM	6116W101	281	4482	sh		sole	0	3305	0	1177
Morgan Stanley Emer Mkts Fd	COM	61744G107	7477	346660	sh		shared	0	291349	0	55311
National City Corp		COM	635405103	972	29080	sh		shared	0	26957	0	2123
Oracle				COM	68389X105	212	17077	sh		shared	0	11525	0	5552
O Reilly Automotive Inc		COM	686091109	6410	227476	sh		shared	0	185188	0	42288
Pepsico Inc			COM	713448108	374	6590	sh		shared	0	2397	0	4193
Pfizer Inc			COM	717081103	20655	827209	sh		shared	0	499684	0	327525
Polaris Industries		COM	731068102	3614	72928	sh		shared	0	60482	0	12446
QLT Inc				COM	746927102	123	16000	sh		shared	0	16000	0	0
Rare Hospitality Intl Inc	COM	753820109	2508	97575	sh		shared	0	82700	0	14875
Respironics Inc			COM	761230101	6666	158030	sh		shared	0	127010	0	31020
SBC Communications Inc		COM	78387G103	268	11189	sh		sole	0	9689	0	1500
SFBC Intl Inc			COM	784121105	6027	135770	sh		shared	0	114525	0	21245
SPDR TR			UNIT SER 1	78462F103	2393	19452	sh		sole	0	19441	0	11
Shuffle Master Inc		COM	825549108	2438	92296	sh		shared	0	76927	0	15369
Stryker Corp			COM	863667101	98617	1995088	sh		shared	0	879242	0	1115846
Suncore Energy			COM	867229106	3775	62360	sh		shared	0	52735	0	9625
Sun Trust Banks			COM	867914103	236	3398	sh		shared	0	2557	0	841
Symantec Corp			COM	871503108	4784	211127	sh		shared	0	168896	0	42231
Sysco Corp			COM	871829107	5831	185864	sh		shared	0	156061	0	29803
Viacom Inc			CL B	925524308	2002	60660	sh		shared	0	51335	0	9325
Walgreen Co			COM	931422109	3171	72980	sh		shared	0	55917	0	17063



